TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 client
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	282,200
Chile
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	67,100
Brazil
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	87,400
Argentina
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	65,800
Paraguay
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	61,900